Presentation and preparation of the consolidated financial statements and significant accounting policies (Details Text)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Software licenses
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Intagible assets with useful life defined	5 years	5 years	3 years
Income Tax [Member]
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	25.00%
Income Tax [Member] | Subsidiarie BBN Banco de Negocios S.A. [Member]
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	25.00%
Social contribution [Member]
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	9.00%
Social contribution [Member] | Subsidiarie BBN Banco de Negocios S.A. [Member]
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) [Abstract]
Currently defined tax rates	20.00%